Schedule of Other-Than-Temporary Impairment Losses by Asset Type (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	$ (20,613)	$ (8,131)	$ 654
Included in OCI	4,656	342
Net	(15,957)	(7,789)	654
Municipal
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross		(9)	(499)
Net		(9)	(499)
Corporate
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	(8,306)	(1,317)
Included in OCI	4,205	342
Net	(4,101)	(975)
Residential mortgage-backed securities ("RMBS")
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	1	84	43
Included in OCI	(1)
Net		84	43
Commercial mortgage-backed securities ("CMBS")
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	(785)	(380)
Included in OCI	452
Net	(333)	(380)
Fixed income securities
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	(9,090)	(1,622)	(456)
Included in OCI	4,656	342
Net	(4,434)	(1,280)	(456)
Equity securities
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	(11,103)	(3,430)
Net	(11,103)	(3,430)
Limited Partner Interest
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	(420)	(3,079)
Net	$ (420)	$ (3,079)
Mortgage loans
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross			1,110
Net			$ 1,110